Group assets and liabilities - measurement - Level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	£ 398	£ (139)
At fair value
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	376,066
Financial instruments at end of period	368,625	376,066
At fair value | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	4,443	4,593
Total gains/(losses) in income statement	434	(402)
Total (losses)/gains recorded as other comprehensive income	84	(134)
Purchases	2,055	3,245
Sales	(1,157)	(1,715)
Settled	303	1,326
Issued	(899)	(2,298)
Transfers into level 3	8	(80)
Transfers out of level 3	30	(92)
Financial instruments at end of period	5,301	4,443
Net unrealised gains (losses) of financial instruments still held at end of year	398	(139)
At fair value | Financial investments, net of derivative liabilities | Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	9,774	8,327
Total gains/(losses) in income statement	385	156
Total (losses)/gains recorded as other comprehensive income	223	(384)
Purchases	2,055	3,258
Sales	(1,157)	(1,715)
Settled	(331)	(317)
Issued	279	236
Transfers into level 3	8	305
Transfers out of level 3	63	(92)
Financial instruments at end of period	11,299	9,774
At fair value | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,837
Assets at end of period	4,753	4,837
At fair value | Loans | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,837	2,699
Total gains/(losses) in income statement	(78)	17
Total (losses)/gains recorded as other comprehensive income	162	(235)
Purchases	62	2,129
Sales	(178)
Settled	(331)	(311)
Issued	279	236
Transfers into level 3		302
Assets at end of period	4,753	4,837
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(71)	20
At fair value | Equity securities and portfolio holdings in unit trusts
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	223,391
Assets at end of period	214,733	223,391
At fair value | Equity securities and portfolio holdings in unit trusts | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	371	722
Total gains/(losses) in income statement	38	11
Total (losses)/gains recorded as other comprehensive income	8	(5)
Purchases	125	186
Sales	(35)	(468)
Settled		(6)
Transfers into level 3	8	1
Transfers out of Level 3		(70)
Assets at end of period	515	371
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	38	(12)
At fair value | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	171,374
Assets at end of period	175,356	171,374
At fair value | Debt securities | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	654	942
Total gains/(losses) in income statement	(7)	51
Total (losses)/gains recorded as other comprehensive income		(11)
Purchases	666	216
Sales	(131)	(522)
Transfers out of Level 3		(22)
Assets at end of period	1,182	654
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(16)	(5)
At fair value | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	10,423
Assets at end of period	10,006	10,423
At fair value | Other investments (including derivative assets) | Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	4,424	4,480
Total gains/(losses) in income statement	405	73
Total (losses)/gains recorded as other comprehensive income	54	(133)
Purchases	1,202	727
Sales	(813)	(725)
Transfers into level 3		2
Assets at end of period	5,272	4,424
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	370	(22)
At fair value | Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(2,755)
Liabilities at end of period	(3,506)	(2,755)
At fair value | Derivative liabilities | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(512)	(516)
Total gains/(losses) in income statement	27	4
Total (losses)/gains recorded as other comprehensive income	(1)
Transfers out of level 3	63
Liabilities at end of period	(423)	(512)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	27	4
At fair value | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(1,887)
Liabilities at end of period	(1,606)	(1,887)
At fair value | Borrowings attributable to with-profits businesses | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(1,887)
Total gains/(losses) in income statement	(23)	(13)
Settled	304	115
Issued		(1,989)
Liabilities at end of period	(1,606)	(1,887)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	(23)	(13)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(8,889)
Liabilities at end of period	(11,651)	(8,889)
At fair value | Net asset value attributable to unit holders of consolidated unit trusts and similar funds | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(413)	(883)
Total gains/(losses) in income statement	67	(559)
Total (losses)/gains recorded as other comprehensive income	31
Purchases		(13)
Settled	57	1,276
Issued	(697)	(234)
Transfers out of level 3	(33)
Liabilities at end of period	(988)	(413)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	67	(123)
At fair value | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,031)
Liabilities at end of period	(3,406)	(3,031)
At fair value | Other financial liabilities | Level 3
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,031)	(2,851)
Total gains/(losses) in income statement	5	14
Total (losses)/gains recorded as other comprehensive income	(170)	250
Settled	273	252
Issued	(481)	(311)
Transfers into level 3		(385)
Liabilities at end of period	(3,404)	(3,031)
Reconciliation of movements in level 3 net financial instruments measured at fair value
Net unrealised gains (losses) of financial instruments still held at end of year	£ 6	£ 12